     As filed with the Securities and Exchange Commission on August 6, 2002


                                        Registration Statement Nos. 2-85406
                                                                    811-3814

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              - - - - - - - - - -

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /

   Pre-Effective Amendment No.                                              / /
                               ----
   Post-Effective Amendment No.  30                                         /X/
                                ----
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /
                                Amendment No. 32                            /X/
                                             ----
                        (Check appropriate box or boxes.)

                        RESERVE NEW YORK TAX-EXEMPT TRUST
   ---------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   ---------------------------------------------------------------------------
   (Address of Principal Executive Offices)                   (Zip Code)

               Registrant's Telephone Number, including Area Code
   ---------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

                            Irene Greenberg, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701
   Approximate date of Proposed Public Offering immediately upon filing
                                               ------------------------------

It is proposed that this filing will become effective (check appropriate box)

   /X/ immediately upon filing pursuant to paragraph (b)
   / / on (date) pursuant to paragraph (b)
   / / 60 days after filing pursuant to paragraph (a)(1)
   / / on (date) pursuant to paragraph (a)(1)
   / / 75 days after filing pursuant to paragraph (a)(2)
   / / on () pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:


   / / this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:

                        Irene Greenberg, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701

[AMERICAN EXPRESS LOGO]


                                AMERICAN EXPRESS
                           MONEY-MARKET FUND ACCOUNTS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust (the "Trusts") are registered investment companies, which offer fourteen no-load money-market funds in this Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  U.S. TREASURY FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND, and


                          -  VIRGINIA TAX-EXEMPT FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                 (This page has been left blank intentionally.)

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3

Investment Strategies of the Primary, U.S.
Government and U.S. Treasury Funds.............................................4

Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5

Investment Strategies of the Interstate Tax-Exempt Fund........................6

Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7

Investment Strategies of the State-Specific Tax-
Exempt Funds.......................                                            8


Principal Risks of Investing in the State-Specific Tax-Exempt
Funds..............................                                           10


Performance...................................................................12


Fees & Expenses of the Funds..................................................19


Fund Management...............................................................20



YOUR ACCOUNT
How to Buy Shares.............................................................21


How to Sell Shares............................................................22



ACCOUNT SERVICES..............................................................24



DIVIDENDS & TAXES.............................................................25



FINANCIAL HIGHLIGHTS..........................................................27



QUESTIONS?
Shareholders should direct their inquiries to American Express or the Financial Advisor from whom they received this Prospectus.



American Enterprise Investment Services Inc.
70400 AXP Financial Center
Minneapolis, MN 55474
(800) 297-7378


ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.



    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:


- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yield will typically fall as well.


- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.


    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
1.87%                                                   2.54%                      2.52%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 4Q 2001 0.12% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236

ABOUT THE FUNDS

    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE


                    - BY CHECK. (drawn on U.S. bank). Please mail to American
                      Express Financial Corporation, 70400 AXP Financial Center, Minneapolis, MN 55474. You must include your brokerage account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to American Express Brokerage. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.



                    - BY WIRE. Prior to calling your bank, call American Express at 800-297-7378 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                 CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE


CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION
                      ORDERS ARE NOT ACCEPTED ON DAYS THE

                           FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:


    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling American Express at 800-297-7378. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.



INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available by calling 800-297-7378.



EASY ACCESS. To obtain account balances and yields, please call 800-297-7378.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........        1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................        1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................       1.44%       4.93%       4.12%       4.16%       4.63%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S TREASURY FUND
---------------------------------------------------
Net asset value beginning of period.................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0166       .0468       .0443       .0410       .0456
Less dividends from net investment income...........     (.0166)     (.0468)     (.0443)     (.0410)     (.0456)
                                                        -------     -------     -------     -------     -------
Net asset value end of period.......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of period (millions).................    $ 344.3     $ 401.2     $ 397.2     $ 286.7     $ 239.8
Ratio of expenses to average net assets (a) ........       1.00%       1.04%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets (a)........................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                                 CLASS R
                                                                        FISCAL YEARS ENDED MAY 31,
                                                         --------------------------------------------------------
                                                           2002        2001        2000        1999        1998
                                                           ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of year....................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                         -------     -------     -------     -------     -------
Net investment income from investment operations.....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income............     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                         -------     -------     -------     -------     -------
Net asset value end of year..........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                         =======     =======     =======     =======     =======
Total Return.........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of year (millions)....................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets..............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets.............................................       1.08%       2.89%       2.60%       2.38%       2.75%

                                                            FINANCIAL HIGHLIGHTS

                                                                     FISCAL YEARS ENDED MAY 31,
                                                      --------------------------------------------------------
                                                        2002        2001        2000        1999        1998
                                                        ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
--------------------------------------------------
Net asset value beginning of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                      --------    --------    --------    --------    --------
Net investment income from investment
  operations......................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income.........     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                      --------    --------    --------    --------    --------
Net asset value end of year.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                      ========    ========    ========    ========    ========
Total Return......................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of year (millions).................    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets...........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets..........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                       FISCAL
                                                                     YEAR ENDED          PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(B)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(a)(c)

FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment income...     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets.....        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets................................        0.92%       2.73%       2.42%       2.17%       2.64%



                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of period.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment income...     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                                --------    --------    --------    --------    --------
Net asset value end of period...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of period (millions).........    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets.....        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets................................        0.99%       2.94%       2.68%       2.30%       2.62%

                                                            FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment income...     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets.....        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets................................        0.99%       2.79%       2.55%       2.17%       2.78%



                                                                   FISCAL                        PERIOD
                                                            YEARS ENDED MAY 31,                  ENDED
                                                   --------------------------------------       MAY 31,
                                                     2002           2001           2000         1999(D)
                                                     ----           ----           ----         -------

MICHIGAN TAX-EXEMPT FUND
-------------------------------------------
Net asset value beginning of period.........       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                   --------       --------       --------       --------
Net investment income from investment
  operations................................         0.0080         0.0276         0.0263         0.0118
Less dividends from net investment income...        (0.0080)       (0.0276)       (0.0263)       (0.0118)
                                                   --------       --------       --------       --------
Net asset value end of period...............       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                   ========       ========       ========       ========
Total Return................................           0.81%          2.83%          2.63%          2.55%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------
Net assets end of period (millions).........       $    8.5       $    4.8       $    2.2       $    1.2
Ratio of expenses to average net assets.....           1.01%(a)       1.00%          1.00%          1.00%(a)(c)
Ratio of net investment income to average
  net assets................................           0.63%(a)       2.76%          2.60%          2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment income...     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets.....        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets................................        0.94%       2.77%       2.46%       2.17%       2.50%



                                                                                                    PERIOD
                                                    FISCAL YEARS ENDED MAY 31,                      ENDED
                                       -----------------------------------------------------       MAY 31,
                                         2002           2001           2000           1999         1998(E)
                                         ----           ----           ----           ----         -------

OHIO TAX-EXEMPT FUND
----------------------------------
Net asset value beginning of
  period...........................    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                       --------       --------       --------       --------       --------
Net investment income from
  investment operations............      0.0082         0.0281         0.0256         0.0236         0.0048
Less dividends from net investment
  income...........................     (0.0082)       (0.0281)       (0.0256)       (0.0236)       (0.0048)
                                       --------       --------       --------       --------       --------
Net asset value end of period......    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                       ========       ========       ========       ========       ========
Total Return.......................        0.83%          2.88%          2.56%          2.36%          2.87%(c)
RATIOS/SUPPLEMENTAL DATA
----------------------------------
Net assets end of period
  (millions).......................    $    5.7       $    8.1       $    8.9       $    1.2       $    2.5
Ratio of expenses to average net
  assets...........................        1.01%(a)       1.00%          1.00%          1.00%(a)       1.00%(c)
Ratio of net investment income to
  average net assets...............        0.81%(a)       2.81%          2.95%          2.16%(a)       2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                                                 PERIOD
                                                         FISCAL YEARS ENDED MAY 31,              ENDED
                                                --------------------------------------------    MAY 31,
                                                  2002        2001        2000        1999      1998(F)
                                                  ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of period.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment income...     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                                --------    --------    --------    --------    --------
Net asset value end of period...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.97%       2.97%       2.76%       2.34%       2.64%(c)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of period (millions).........    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets.....        1.01%       1.00%       1.00%       1.00%       1.00%(c)
Ratio of net investment income to average
  net assets................................        0.89%       2.87%       2.73%       2.28%       2.62%(c)



                                                                      FISCAL
                                                                    YEAR ENDED               PERIOD
                                                                      MAY 31,                ENDED
                                                              -----------------------       MAY 31,
                                                                2002           2001         2000(G)
                                                                ----           ----         -------

VIRGINIA TAX-EXEMPT FUND
---------------------------------------------------------
Net asset value beginning of period.......................    $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------
Net investment income from investment operations..........      0.0069         0.0253         0.0075
Less dividends from net investment income.................     (0.0069)       (0.0253)       (0.0075)
                                                              --------       --------       --------
Net asset value end of period.............................    $ 1.0000       $ 1.0000       $ 1.0000
                                                              ========       ========       ========
Total Return..............................................        0.69%          2.77%          3.08%(c)
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------
Net assets end of period (millions).......................    $   13.0       $    6.7       $    2.1
Ratio of expenses to average net assets...................        1.01%(a)       1.00%          1.01%(a)(c)
Ratio of net investment income to average net assets......        0.58%(a)       2.53%          3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                  (a)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:


                                                                          NET
                                                  FISCAL    EXPENSE    INVESTMENT
                                                   YEAR      RATIO       INCOME
                                                 --------   --------   ----------
     U.S. Treasury Fund........................    2002        .97%       1.64%
                                                   2001        .99        4.68
                                                   2000        .86        4.26
                                                   1999        .77        3.99
                                                   1998        .77        4.46
     California II.............................    2000        .96(c)     2.31(c)
     Michigan..................................    2002       1.00         .64
                                                   1999        .49(c)     2.53(c)
     Ohio......................................    2002       1.01         .81
                                                   1999        .83        2.32
     Virginia..................................    2002        .99         .60
                                                   2000        .97(c)     3.23(c)



                  (b)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (c)   Annualized.
                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling American Express at 800-297-7378. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

              INVESTORS ARE ADVISED TO READ AND RETAIN THIS
                    PROSPECTUS FOR FUTURE REFERENCE.

American Express Money Market Fund Account is a cash management service offered by The Reserve Funds through American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

70400 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com
DISTRIBUTOR -- RESRV PARTNERS, INC.
AMEX 08/02

SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust

811-3814                               8023 E (8/02)

                             AMERICAN EXPRESS
                        MONEY MARKET FUND ACCOUNTS

                               OFFERED BY
                            THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND
                       INTERSTATE TAX-EXEMPT FUND
                     CALIFORNIA II TAX-EXEMPT FUND
                      CONNECTICUT TAX-EXEMPT FUND
                        FLORIDA TAX-EXEMPT FUND
                     MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND
                           LOUISIANA MUNICIPAL
                            MONEY-MARKET FUND
                           MINNESOTA MUNICIPAL
                            MONEY-MARKET FUND

                                PROSPECTUS

                              August 6, 2002

                         [AMERICAN EXPRESS LOGO]

[THE RESERVE FUNDS LOGO]

                           RESERVE MONEY-MARKET FUNDS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts") are registered investment companies, which offer sixteen no-load money-market funds in this
Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  U.S. TREASURY FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND,
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND,


                          -  VIRGINIA TAX-EXEMPT FUND,


                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND, and


                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively "the Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                      [This page intentionally left blank]

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3

Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4

Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5

Investment Strategies of the Interstate Tax-Exempt Fund........................6

Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7

Investment Strategies of the State-Specific
Tax-Exempt Funds...............................................................8


Principal Risks of Investing in the State-Specific
Tax-Exempt Funds..............................................................10


Investment Strategies of the State-Specific Municipal Money-Market
Funds..............................                                           12


Principal Risks of Investing in the State-Specific Municipal Money-Market
Funds..............................                                           13


Performance...................................................................14


Fees & Expenses of the Funds..................................................21


Fund Management...............................................................22



YOUR ACCOUNT
How to Buy Shares.............................................................23


How to Sell Shares............................................................24



ACCOUNT SERVICES..............................................................26



DIVIDENDS & TAXES.............................................................27



FINANCIAL HIGHLIGHTS..........................................................29



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt fund and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's total assets in municipal obligations which are exempt from federal income taxes and the personal income taxes of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.


    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:


    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations,, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.


    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables below because a full calendar year of performance does not exist.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44%
Worst Quarter: 4Q 2001 0.43%
Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41%
Worst Quarter: 4Q 2001 0.29%
Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33%
Worst Quarter: 4Q 2001 0.40%
Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83%
Worst Quarter: 4Q 2001 0.26%
Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDER YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71%
Worst Quarter: 4Q 2001 0.21%
Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEAR  SINCE INCEPTION (6/24/96)
1.87%                                                  2.54%                      2.52%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86%
Worst Quarter: 4Q 2001 0.18%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85%
Worst Quarter: 4Q 2001 0.19%
Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50%
Worst Quarter: 4Q 2001 0.12%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The

ABOUT THE FUNDS
costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $106                   $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                             CHECKS, MONEY ORDERS,
    CREDIT CARD CONVENIENCE CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE
                               ACCEPTED. PURCHASE
 AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund of the amount to be transmitted and the account to be credited and funds must be recieved before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund,
2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the

DIVIDENDS & TAXES
Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                               CLASS R
                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----
PRIMARY FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............     .0187     .0511     .0492     .0438     .0483
Less dividends from net
  investment income......    (.0187)   (.0511)   (.0492)   (.0438)   (.0483)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............     1.90%     5.29%     4.92%     4.38%     4.83%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $6,462.0  $6,241.8  $4,355.9  $3,330.1  $2,707.6
Ratio of expenses to
  average net assets.....     1.01%     1.00%     1.00%     1.00%      .94%
Ratio of net investment
  income to average net
  assets.................     1.86%     5.11%     4.74%     4.26%     4.71%



                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----

U.S. GOVERNMENT FUND
-------------------------
Net asset value beginning
  of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0149    .0493    .0471    .0426    .0471
Less dividends from net
  investment income......   (.0149)  (.0493)  (.0471)  (.0426)  (.0471)
                           -------  -------  -------  -------  -------
Net asset value end of
  year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............    1.50%    5.12%    4.71%    4.26%    4.71%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $ 902.3  $ 887.1  $ 667.7  $ 716.2  $ 652.5
Ratio of expenses to
  average net assets.....    1.01%    1.01%    1.00%    1.00%     .99%
Ratio of net investment
  income to average net
  assets.................    1.44%    4.93%    4.12%    4.16%  4.63%

FINANCIAL HIGHLIGHTS


                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----
U.S TREASURY FUND
-------------------------
Net asset value beginning
  of period..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0166    .0468    .0443    .0410    .0456
Less dividends from net
  investment income......   (.0166)  (.0468)  (.0443)  (.0410)  (.0456)
                           -------  -------  -------  -------  -------
Net asset value end of
  period.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............     1.68%    4.82%    4.43%    4.10%    4.56%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $ 344.3  $ 401.2  $ 397.2  $ 286.7  $ 239.8
Ratio of expenses to
  average net assets
  (a) ...................     1.00%    1.04%    1.00%    1.00%     .97%
Ratio of net investment
  income to average net
  assets (a).............     1.61%    4.63%    4.12%    3.76%    4.26%



                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----

INTERSTATE TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0108    .0289    .0267    .0242    .0279
Less dividends from net
  investment income......   (.0108)  (.0289)  (.0267)  (.0242)  (.0279)
                           -------  -------  -------  -------  -------
Net asset value end of
  year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............     1.09%    2.95%    2.67%    2.42%    2.79%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $ 295.7  $ 296.2  $ 271.9  $ 292.6  $ 352.9
Ratio of expenses to
  average net assets.....     1.01%    1.01%    1.00%    1.00%     .97%
Ratio of net investment
  income to average net
  assets.................     1.08%    2.89%    2.60%    2.38%    2.75%

                                                            FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

NEW YORK TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0095    0.0281    0.0258    0.0222    0.0268
Less dividends from net
  investment income......   (0.0095)  (0.0281)  (0.0258)  (0.0222)  (0.0268)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.95%     2.87%     2.58%     2.22%     2.68%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $  234.4  $  281.6  $  228.4  $  186.0  $  171.2
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.00%     1.00%     0.94%
Ratio of net investment
  income to average net
  assets.................      0.94%     2.81%     2.55%     2.19%     2.63%



                                     FISCAL YEAR ENDED     PERIOD
                                          MAY 31,          ENDED
                                     ------------------   MAY 31,
                                       2002      2001     2000(B)
                                       ----      ----     -------

CALIFORNIA II TAX-EXEMPT FUND
-----------------------------------
Net asset value beginning of
  period...........................  $ 1.0000  $ 1.0000   $ 1.0000
                                     --------  --------   --------
Net investment income from
  investment operations............    0.0098    0.0236     0.0208
Less dividends from net investment
  income...........................   (0.0098)  (0.0236)   (0.0208)
                                     --------  --------   --------
Net asset value end of period......  $ 1.0000  $ 1.0000   $ 1.0000
                                     ========  ========   ========
Total Return.......................      0.98%     2.42%      2.27%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets end of period
  (millions).......................  $  109.3  $  136.2   $   91.4
Ratio of expenses to average net
  assets...........................      1.01%     1.00%      1.00%(a)(c)
Ratio of net investment income to
  average net assets...............      1.00%     2.36%      2.27%(a)(c)

FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

CONNECTICUT TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0092    0.0273    0.0248    0.0221    0.0267
Less dividends from net
  investment income......   (0.0092)  (0.0273)  (0.0248)  (0.0221)  (0.0267)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.92%     2.75%     2.48%     2.21%     2.67%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   41.2  $   40.2  $   51.1  $   55.4  $   36.8
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.00%     1.00%     0.89%
Ratio of net investment
  income to average net
  assets.................      0.92%     2.73%     2.42%     2.17%     2.64%



                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

FLORIDA TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0105    0.0294    0.0272    0.0237    0.0269
Less dividends from net
  investment income......   (0.0105)  (0.0294)  (0.0272)  (0.0237)  (0.0269)
                           --------  --------  --------  --------  --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      1.05%     2.98%     2.72%     2.37%     2.69%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $   32.1  $   28.9  $   28.9  $   22.6  $   10.8
Ratio of expenses to
  average net assets.....      1.00%     1.01%     1.00%     1.00%     0.94%
Ratio of net investment
  income to average net
  assets.................      0.99%     2.94%     2.68%     2.30%     2.62%

                                                            FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

MASSACHUSETTS TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0099    0.0279    0.0256    0.0220    0.0284
Less dividends from net
  investment income......   (0.0099)  (0.0279)  (0.0256)  (0.0220)  (0.0284)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.99%     2.85%     2.56%     2.20%     2.84%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   21.0  $   18.8  $   16.1  $   19.9  $   25.4
Ratio of expenses to
  average net assets.....      1.01%     1.00%     1.00%     1.00%     0.75%
Ratio of net investment
  income to average net
  assets.................      0.99%     2.79%     2.55%     2.17%     2.78%



                                           FISCAL               PERIOD
                                    YEARS ENDED MAY 31,         ENDED
                                ----------------------------   MAY 31,
                                  2002      2001      2000     1999(D)
                                  ----      ----      ----     -------

MICHIGAN TAX-EXEMPT FUND
------------------------------
Net asset value beginning of
  period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                --------  --------  --------   --------
Net investment income from
  investment operations.......    0.0080    0.0276    0.0263     0.0118
Less dividends from net
  investment income...........   (0.0080)  (0.0276)  (0.0263)   (0.0118)
                                --------  --------  --------   --------
Net asset value end of
  period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                ========  ========  ========   ========
Total Return..................      0.81%     2.83%     2.63%      2.55%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets end of period
  (millions)..................  $    8.5  $    4.8  $    2.2   $    1.2
Ratio of expenses to average
  net assets..................      1.01%(a)     1.00%     1.00%      1.00%(a)(c)
Ratio of net investment income
  to average net assets.......      0.63%(a)     2.76%     2.60%      2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

NEW JERSEY TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0101    0.0277    0.0249    0.0223    0.0254
Less dividends from net
  investment income......   (0.0101)  (0.0277)  (0.0249)  (0.0223)  (0.0254)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      1.01%     2.83%     2.49%     2.23%     2.54%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   57.5  $   52.9  $   44.4  $   41.3  $   37.6
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.05%     1.00%     0.99%
Ratio of net investment
  income to average net
  assets.................      0.94%     2.77%     2.46%     2.17%     2.50%



                                                                     PERIOD
                                 FISCAL YEARS ENDED MAY 31,          ENDED
                           --------------------------------------   MAY 31,
                             2002      2001      2000      1999     1998(E)
                             ----      ----      ----      ----     -------

OHIO TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           --------  --------  --------  --------   --------
Net investment income
  from investment
  operations.............    0.0082    0.0281    0.0256    0.0236     0.0048
Less dividends from net
  investment income......   (0.0082)  (0.0281)  (0.0256)  (0.0236)   (0.0048)
                           --------  --------  --------  --------   --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           ========  ========  ========  ========   ========
Total Return.............      0.83%     2.88%     2.56%     2.36%      2.87%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $    5.7  $    8.1  $    8.9  $    1.2   $    2.5
Ratio of expenses to
  average net assets.....      1.01%(a)     1.00%     1.00%     1.00%(a)      1.00%(c)
Ratio of net investment
  income to average net
  assets.................      0.81%(a)     2.81%     2.95%     2.16%(a)      2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                     PERIOD
                                 FISCAL YEARS ENDED MAY 31,          ENDED
                           --------------------------------------   MAY 31,
                             2002      2001      2000      1999     1998(F)
                             ----      ----      ----      ----     -------

PENNSYLVANIA TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           --------  --------  --------  --------   --------
Net investment income
  from investment
  operations.............    0.0097    0.0287    0.0276    0.0234     0.0189
Less dividends from net
  investment income......   (0.0097)  (0.0287)  (0.0276)  (0.0234)   (0.0189)
                           --------  --------  --------  --------   --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           ========  ========  ========  ========   ========
Total Return.............      0.97%     2.97%     2.76%     2.34%      2.64%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $   51.5  $   34.1  $   21.1  $   16.9   $   13.2
Ratio of expenses to
  average net assets.....      1.01%     1.00%     1.00%     1.00%      1.00%(c)
Ratio of net investment
  income to average net
  assets.................      0.89%     2.87%     2.73%     2.28%      2.62%(c)



                                     FISCAL YEAR ENDED     PERIOD
                                          MAY 31,          ENDED
                                     ------------------   MAY 31,
                                       2002      2001     2000(G)
                                       ----      ----     -------

VIRGINIA TAX-EXEMPT FUND
-----------------------------------
Net asset value beginning of
  period...........................  $ 1.0000  $ 1.0000   $ 1.0000
                                     --------  --------   --------
Net investment income from
  investment operations............    0.0069    0.0253     0.0075
Less dividends from net investment
  income...........................   (0.0069)  (0.0253)   (0.0075)
                                     --------  --------   --------
Net asset value end of period......  $ 1.0000  $ 1.0000   $ 1.0000
                                     ========  ========   ========
Total Return.......................      0.69%     2.77%      3.08%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets end of period
  (millions).......................  $   13.0  $    6.7   $    2.1
Ratio of expenses to average net
  assets...........................      1.01%(a)     1.00%      1.01%(a)(c)
Ratio of net investment income to
  average net assets...............      0.58%(a)     2.53%      3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                                                     PERIOD ENDED
                                                    MAY 31, 2002(H)
                                                    ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
--------------------------------------------------
Net asset value beginning of period...............     $ 1.0000
                                                       --------
Net investment income from investment
  operations......................................       0.0014
Less dividends from net investment income.........      (0.0014)
                                                       --------
Net asset value at end of period..................     $ 1.0000
                                                       ========
Total Return......................................         0.14%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of period (millions)...............     $    0.1
Ratio of expenses to average net assets (a)(c)....         1.04%
Ratio of net investment income to average net
  assets(a)(c)....................................         0.11%



                                                             PERIOD ENDED
                                                                MAY 31,
                                                                2002(H)
                                                                -------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
--------------------------------------------------
Net asset value beginning of period...............             $ 1.0000
                                                               --------
Net investment income from investment
  operations......................................               0.0017
Less dividends from net investment income.........              (0.0017)
                                                               --------
Net asset value at end of period..................             $ 1.0000
                                                               ========
Total Return......................................                 0.17%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of period (millions)...............             $    0.1
Ratio of expenses to average net assets(a)(c).....                 1.04%
Ratio of net investment income to average net
  assets (a)(c)...................................                 0.36%

                                                            FINANCIAL HIGHLIGHTS

(a) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:

                                                                                            NET
                                                                    FISCAL    EXPENSE    INVESTMENT
                                                                     YEAR      RATIO       INCOME
                                                                   --------   --------   ----------
     U.S. Treasury Fund..........................................    2002        .97%       1.64%
                                                                     2001        .99        4.68
                                                                     2000        .86        4.26
                                                                     1999        .77        3.99
                                                                     1998        .77        4.46
     California II...............................................    2000        .96(c)  2.31(c)
     Michigan....................................................    2002       1.00         .64
                                                                     1999        .49(c)  2.53(c)
     Ohio........................................................    2002       1.01         .81
                                                                     1999        .83        2.32
     Virginia....................................................    2002        .99         .60
                                                                     2000        .97(c)  3.23(c)
     Louisiana Municipal Money-Market Fund.......................    2002     0.00(c)    1.15(c)
     Minnesota Municipal Money-Market Fund.......................    2002     0.00(c)    1.40(c)



(b)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(c)  Annualized.
(d)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(e)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(f)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(g)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(h)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.



                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
R_COMBO/08/2002


SEC File Numbers

The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533


      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R
      U.S. TREASURY FUND - CLASS R
      INTERSTATE TAX-EXEMPT FUND - CLASS R
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

      LOUISIANA MUNICIPAL MONEY-MARKET FUND


      MINNESOTA MUNICIPAL MONEY-MARKET FUND



      PROSPECTUS
      AUGUST 6, 2002

                                    [LOGO]
                                   H&R BLOCK
                              financial advisors


                                 PRIMARY FUND
                             U.S. GOVERNMENT FUND
                              U.S. TREASURY FUND
                          INTERSTATE TAX-EXEMPT FUND
                         CALIFORNIA II TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           MICHIGAN TAX-EXEMPT FUND
                          NEW JERSEY TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                         PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND
                     LOUISIANA MUNICIPAL MONEY-MARKET FUND
                     MINNESOTA MUNICIPAL MONEY-MARKET FUND



                                 Prospectus

                                August 6, 2002



THE RESERVE FUND, RESERVE TAX-EXEMPT TRUST, RESERVE NEW YORK TAX-EXEMPT TRUST and RESERVE MUNICIPAL MONEY-MARKET TRUST (the "Trusts") are registered investment companies, which offer sixteen no-load money-market funds in this
Prospectus:

PRIMARY FUND-CLASS R, U.S. GOVERNMENT FUND-CLASS R, U.S. TREASURY FUND-CLASS R, INTERSTATE TAX-EXEMPT FUND-CLASS R, CALIFORNIA II TAX-EXEMPT FUND, CONNECTICUT TAX-EXEMPT FUND, FLORIDA TAX-EXEMPT FUND, MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND, NEW JERSEY TAX-EXEMPT FUND, NEW YORK TAX-EXEMPT FUND, OHIO TAX-EXEMPT FUND, PENNSYLVANIA TAX-EXEMPT FUND, VIRGINIA TAX-EXEMPT FUND, LOUISIANA MUNICIPAL MONEY-MARKET FUND, and MINNESOTA MUNICIPAL MONEY-MARKET FUND (each a "Fund," collectively "the Funds").



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page intentionally left blank]

TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objectives .......................................................  3
Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  5
Investment Strategies of the Interstate Tax-Exempt Fund .....................  6
Principal Risks of Investing in the Interstate Tax-Exempt Fund ..............  7
Investment Strategies of the State-Specific Tax-Exempt Funds ................  8
Principal Risks of Investing in the State-Specific Tax-Exempt Funds ......... 10
Investment Strategies of the State-Specific Municipal Money-Market Funds .... 12
Principal Risks of Investing in the State-Specific Municipal Money-Market
Funds ....................................................................... 13
Performance ................................................................. 15
Fees & Expenses of the Funds ................................................ 22
Fund Management ............................................................. 23



YOUR ACCOUNT
How to Buy Shares ........................................................... 24
How to Sell Shares .......................................................... 25



ACCOUNT SERVICES ............................................................ 27



DIVIDENDS & TAXES ........................................................... 28



FINANCIAL HIGHLIGHTS ........................................................ 30



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.

    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund

                                                                 ABOUT THE FUNDS

will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The state has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner, the state's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's net assets in municipal obligations which are exempt from federal income taxes and the personal income tax of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").



- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.



    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.



    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").



    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations reaquires more than seven (7) days' notice.

                                                                 ABOUT THE FUNDS

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.



PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The following factors could reduce a Fund's income level and/or share price:



- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.



- A FUND IN NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.



- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.



- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.



- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:



    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

ABOUT THE FUNDS

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.



- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables because a full calendar year does not exist. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total Return for the Period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total Return for the Period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total Return for the Period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total Return for the Period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total Return for the Period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEAR  SINCE INCEPTION (6/24/96)
1.87%                                                  2.54%                      2.52%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total Return for the Period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total Return for the Period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 4Q 2001 0.12% Total Return for the Period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $103       $322       $558      $1,236

                                                                 ABOUT THE FUNDS

    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $102       $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $106       $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                                    CHECKS,
 MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS WILL
                                NOT BE ACCEPTED.
 PURCHASE AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS
                                    CLOSED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM Eastern Time for the State-Specific, Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund,
2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

                                                               DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........       1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................       1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............      1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................      1.44%       4.93%       4.12%       4.16%       4.63%

                                                            FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S TREASURY FUND
---------------------------------------------------
Net asset value beginning of period.................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0166       .0468       .0443       .0410       .0456
Less dividends from net investment income...........     (.0166)     (.0468)     (.0443)     (.0410)     (.0456)
                                                        -------     -------     -------     -------     -------
Net asset value end of period.......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of period (millions).................    $ 344.3     $ 401.2     $ 397.2     $ 286.7     $ 239.8
Ratio of expenses to average net assets (a) ........       1.00%       1.04%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets (a)........................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income...........     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets............................................       1.08%       2.89%       2.60%       2.38%       2.75%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                                    --------------------------------------------------------
                                                      2002        2001        2000        1999        1998
                                                      ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
-----------------------------------------------
Net asset value beginning of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                    --------    --------    --------    --------    --------
Net investment income from investment
  operations....................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income.......     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                    --------    --------    --------    --------    --------
Net asset value end of year.....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                    ========    ========    ========    ========    ========
Total Return....................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------
Net assets end of year (millions)...............    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets.........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                       FISCAL
                                                                     YEAR ENDED          PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(B)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(a)(c)



                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment
  income..................................     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets...        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets..............................        0.92%       2.73%       2.42%       2.17%       2.64%

                                                            FINANCIAL HIGHLIGHTS

                                                       FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of period.......    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment
  income..................................     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                              --------    --------    --------    --------    --------
Net asset value end of period.............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of period (millions).......    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets...        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets..............................        0.99%       2.94%       2.68%       2.30%       2.62%



                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment
  income..................................     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets...        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets..............................        0.99%       2.79%       2.55%       2.17%       2.78%



                                                                    FISCAL                     PERIOD
                                                              YEARS ENDED MAY 31,              ENDED
                                                     -------------------------------------    MAY 31,
                                                       2002             2001        2000      1999(D)
                                                       ----             ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of period..............    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------         --------    --------    --------
Net investment income from investment
  operations.....................................      0.0080           0.0276      0.0263      0.0118
Less dividends from net investment income........     (0.0080)         (0.0276)    (0.0263)    (0.0118)
                                                     --------         --------    --------    --------
Net asset value end of period....................    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========         ========    ========    ========
Total Return.....................................        0.81%            2.83%       2.63%       2.55%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of period (millions)..............    $    8.5         $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets..........        1.01%(a)         1.00%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net
  assets.........................................        0.63%(a)         2.76%       2.60%       2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment
  income..................................     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets...        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets..............................        0.94%       2.77%       2.46%       2.17%       2.50%



                                                                                                 PERIOD
                                                      FISCAL YEARS ENDED MAY 31,                 ENDED
                                           -------------------------------------------------    MAY 31,
                                             2002             2001        2000        1999      1998(E)
                                             ----             ----        ----        ----      -------

OHIO TAX-EXEMPT FUND
--------------------------------------
Net asset value beginning of period....    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                           --------         --------    --------    --------    --------
Net investment income from investment
  operations...........................      0.0082           0.0281      0.0256      0.0236      0.0048
Less dividends from net investment
  income...............................     (0.0082)         (0.0281)    (0.0256)    (0.0236)    (0.0048)
                                           --------         --------    --------    --------    --------
Net asset value end of period..........    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                           ========         ========    ========    ========    ========
Total Return...........................        0.83%            2.88%       2.56%       2.36%       2.87%(c)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets end of period (millions)....    $    5.7         $    8.1    $    8.9    $    1.2    $    2.5
Ratio of expenses to average net
  assets...............................        1.01%(a)         1.00%       1.00%       1.00%(a)     1.00%(c)
Ratio of net investment income to
  average net assets...................        0.81%(a)         2.81%       2.95%       2.16%(a)     2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                                               PERIOD
                                                       FISCAL YEARS ENDED MAY 31,              ENDED
                                              --------------------------------------------    MAY 31,
                                                2002        2001        2000        1999      1998(F)
                                                ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of period.......    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment
  income..................................     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                              --------    --------    --------    --------    --------
Net asset value end of period.............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.97%       2.97%       2.76%       2.34%       2.64%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of period (millions).......    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets...        1.01%       1.00%       1.00%       1.00%       1.00%(c)
Ratio of net investment income to average
  net assets..............................        0.89%       2.87%       2.73%       2.28%       2.62%(c)



                                                                        FISCAL
                                                                      YEAR ENDED             PERIOD
                                                                        MAY 31,              ENDED
                                                               -------------------------    MAY 31,
                                                                 2002             2001      2000(G)
                                                                 ----             ----      -------

VIRGINIA TAX-EXEMPT FUND
----------------------------------------------------------
Net asset value beginning of period........................    $ 1.0000         $ 1.0000    $ 1.0000
                                                               --------         --------    --------
Net investment income from investment operations...........      0.0069           0.0253      0.0075
Less dividends from net investment income..................     (0.0069)         (0.0253)    (0.0075)
                                                               --------         --------    --------
Net asset value end of period..............................    $ 1.0000         $ 1.0000    $ 1.0000
                                                               ========         ========    ========
Total Return...............................................        0.69%            2.77%       3.08%(c)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------
Net assets end of period (millions)........................    $   13.0         $    6.7    $    2.1
Ratio of expenses to average net assets....................        1.01%(a)         1.00%       1.01%(a)(c)
Ratio of net investment income to average net assets.......        0.58%(a)         2.53%       3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                                                                 PERIOD
                                                                  ENDED
                                                                 MAY 31,
                                                                 2002(H)
                                                                 -------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000
                                                                --------
Net investment income from investment operations............      0.0014
Less dividends from net investment income...................     (0.0014)
                                                                --------
Net asset value at end of period............................    $ 1.0000
                                                                ========
Total Return................................................        0.14%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    0.1
Ratio of expenses to average net assets (a)(c)..............        1.04%
Ratio of net investment income to average net assets
  (a)(c)....................................................        0.11%



                                                                 PERIOD
                                                                  ENDED
                                                                 MAY 31,
                                                                 2002(H)
                                                                 -------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000
                                                                --------
Net investment income from investment operations............      0.0017
Less dividends from net investment income...................     (0.0017)
                                                                --------
Net asset value at end of period............................    $ 1.0000
                                                                ========
Total Return................................................        0.17%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    0.1
Ratio of expenses to average net assets (a)(c)..............        1.04%
Ratio of net investment income to average net assets
  (a)(c)....................................................        0.36%


--------------

                                                            FINANCIAL HIGHLIGHTS

                  (a)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:



                                                                  NET
                                          FISCAL    EXPENSE    INVESTMENT
                                           YEAR      RATIO       INCOME
                                         --------   --------   ----------
     U.S. Treasury Fund................    2002        .97%       1.64%
                                           2001        .99        4.68
                                           2000        .86        4.26
                                           1999        .77        3.99
                                           1998        .77        4.46
     California II.....................    2000        .96(c)     2.31(c)
     Michigan..........................    2002       1.00         .64
                                           1999        .49(c)     2.53(c)
     Ohio..............................    2002       1.01         .81
                                           1999        .83        2.32
     Virginia..........................    2002        .99         .60
                                           2000        .97(c)     3.23(c)
     Louisiana Municipal Money-Market
     Fund..............................    2002        .00(c)     1.15(c)
     Minnesota Municipal Money-Market
     Fund..............................    2002        .00(c)     1.40(c)



                  (b)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (c)   Annualized.
                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.
                  (h)   From April 17, 2002 (Commencement of Operations) to May 31,
                        2002.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                  INVESTORS ARE ADVISED TO READ AND RETAIN
                   THIS PROSPECTUS FOR FUTURE REFERENCE.


                                   [LOGO]
                                 H&R BLOCK
                            FINANCIAL ADVISORS

                    H&R BLOCK FINANCIAL ADVISORS, INC.
                 751 GRISWOLD ST., DETROIT, MI 48226-3274
                            MEMBER NYSE & SIPC


Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo-08/2002

SEC File Numbers
The Reserve Fund
811-2033

Reserve Tax-Exempt Trust
811-3696

Reserve New York Tax-Exempt Trust
811-3814

Reserve Municipal Money-Market Trust
811-10533


                                  [LOGO]
                                H&R BLOCK
                            FINANCIAL ADVISORS


                          MONEY MARKET FUNDS
                     OFFERED BY THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND
                       INTERSTATE TAX-EXEMPT FUND
                     CALIFORNIA II TAX-EXEMPT FUND
                      CONNECTICUT TAX-EXEMPT FUND
                        FLORIDA TAX-EXEMPT FUND
                     MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND
                 LOUISIANA MUNICIPAL MONEY-MARKET FUND
                 MINNESOTA MUNICIPAL MONEY-MARKET FUND


                              PROSPECTUS

                            August 6, 2002

[THE RESERVE FUNDS LOGO]

                           RESERVE MONEY-MARKET FUNDS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts") are registered investment companies, which offer fifteen no-load money-market funds in this
Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND,
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND,


                          -  VIRGINIA TAX-EXEMPT FUND,


                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND, and


                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                      [This page intentionally left blank]

TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objectives .......................................................  3
Investment Strategies of the Primary and U.S.
Government Funds ............................................................  4
Principal Risks of Investing in the Primary and U.S.
Government Funds ............................................................  5
Investment Strategies of the Interstate Tax-Exempt
Fund ........................................................................  6
Principal Risks of Investing in the Interstate Tax-
Exempt Fund .................................................................  7
Investment Strategies of the State-Specific Tax-Exempt
Funds .......................................................................  8
Principal Risks of Investing in the State-Specific Tax-
Exempt Funds ................................................................ 10
Investment Strategies of the State-Specific Municipal
Money-Market Funds .......................................................... 12
Principal Risks of Investing in the State-Specific
Municipal Money-Market Funds ................................................ 13
Performance ................................................................. 14
Fees & Expenses of the Funds ................................................ 21
Fund Management ............................................................. 22



YOUR ACCOUNT
How to Buy Shares ........................................................... 23
How to Sell Shares .......................................................... 24



ACCOUNT SERVICES ............................................................ 26



DIVIDENDS & TAXES ........................................................... 27



FINANCIAL HIGHLIGHTS ........................................................ 29



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary and U.S. Government Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY AND U.S. GOVERNMENT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities and repurchase agreements supported by such investments.


    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY AND U.S. GOVERNMENT FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's total assets in municipal obligations which are exempt from federal income tax and the personal income taxes of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").



- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.



    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.



    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").



    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.



    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The following factors could reduce a Fund's income level and/or share price:



- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.



- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.



- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.



- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.



- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:



    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.



    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.



- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables below because a full calendar year of performance does not exist.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total return for period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
1.87%                                                   2.54%                      2.52%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50%
Worst Quarter: 4Q 2001 0.12%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
1 YEAR                                                SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

           For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)


ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)



    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).



                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments made pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.


    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236

ABOUT THE FUNDS

    For the Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $106                   $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments made pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
     CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT
                ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices by 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges or VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



As to the state-specific tax-exempt funds, the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by a Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........       1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................       1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............      1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................      1.44%       4.93%       4.12%       4.16%       4.63%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income...........     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets............................................       1.08%       2.89%       2.60%       2.38%       2.75%



                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income........     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets..........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets.........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                 FISCAL YEAR ENDED       PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(A)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment
  income...................................     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets....        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets...............................        0.92%       2.73%       2.42%       2.17%       2.64%



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment
  income...................................     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets....        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets...............................        0.99%       2.94%       2.68%       2.30%       2.62%



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment
  income...................................     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets...............................        0.99%       2.79%       2.55%       2.17%       2.78%

FINANCIAL HIGHLIGHTS

                                                                                              PERIOD
                                                          FISCAL YEARS ENDED MAY 31,          ENDED
                                                      -----------------------------------    MAY 31,
                                                        2002           2001        2000      1999(D)
                                                        ----           ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
-------------------------------------------------
Net asset value beginning of period...............    $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000
                                                      --------       --------    --------    --------
Net investment income from investment
  operations......................................      0.0080         0.0276      0.0263      0.0118
Less dividends from net investment income.........     (0.0080)       (0.0276)    (0.0263)    (0.0118)
                                                      --------       --------    --------    --------
Net asset value end of period.....................    $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000
                                                      ========       ========    ========    ========
Total Return......................................        0.81%          2.83%       2.63%       2.55%(b)
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------
Net assets end of period (millions)...............    $    8.5       $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets...........        1.01%(c)       1.00%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net
  assets..........................................        0.63%(c)       2.76%       2.60%       2.02%(b)(c)



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment
  income...................................     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets....        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets...............................        0.94%       2.77%       2.46%       2.17%       2.50%

                                                            FINANCIAL HIGHLIGHTS

                                                                                                 PERIOD
                                                      FISCAL YEARS ENDED MAY 31,                 ENDED
                                           -------------------------------------------------    MAY 31,
                                             2002           2001        2000          1999      1998(E)
                                             ----           ----        ----          ----      -------

OHIO TAX-EXEMPT FUND
---------------------------------------
Net asset value beginning of period....    $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                           --------       --------    --------      --------    --------
Net investment income from investment
  operations...........................      0.0082         0.0281      0.0256        0.0236      0.0048
Less dividends from net investment
  income...............................     (0.0082)       (0.0281)    (0.0256)      (0.0236)    (0.0048)
                                           --------       --------    --------      --------    --------
Net asset value end of period..........    $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                           ========       ========    ========      ========    ========
Total Return...........................        0.83%          2.88%       2.56%         2.36%       2.87%(b)
RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets end of period (millions)....    $    5.7       $    8.1    $    8.9      $    1.2    $    2.5
Ratio of expenses to average net
  assets...............................        1.01%(c)       1.00%       1.00%         1.00%(c)     1.00%(b)
Ratio of net investment income to
  average net assets...................        0.81%(c)       2.81%       2.95%         2.16%(c)     2.86%(b)



                                                                                                PERIOD
                                                        FISCAL YEARS ENDED MAY 31,              ENDED
                                               --------------------------------------------    MAY 31,
                                                 2002        2001        2000        1999      1998(F)
                                                 ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment
  income...................................     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.97%       2.97%       2.76%       2.34%       2.64%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       1.00%       1.00%(b)
Ratio of net investment income to average
  net assets...............................        0.89%       2.87%       2.73%       2.28%       2.62%(b)

FINANCIAL HIGHLIGHTS

                                                                 FISCAL YEAR ENDED       PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(G)
                                                                  ----        ----      -------

VIRGINIA TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0069      0.0253      0.0075
Less dividends from net investment income...................     (0.0069)    (0.0253)    (0.0075)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.69%       2.77%       3.08%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $   13.0    $    6.7    $    2.1
Ratio of expenses to average net assets.....................        1.01%(c)     1.00%      1.01%(b)(c)
Ratio of net investment income to average net assets........        0.58%(c)     2.53%      3.19%(b)(c)



                                                                FOR PERIOD ENDED
                                                                MAY 31, 2002(H)
                                                                ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................        $ 1.0000
                                                                    --------
Net investment income from investment operations............          0.0014
Less dividends from net investment income...................         (0.0014)
                                                                    --------
Net asset value end of period...............................        $ 1.0000
                                                                    ========
Total Return................................................            0.14%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................        $    0.1
Ratio of expenses to average net assets.....................            1.04%(b)(c)
Ratio of net investment income to average net assets........            0.11%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                FOR PERIOD ENDED
                                                                MAY 31, 2002(H)
                                                                ---------------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................        $ 1.0000
                                                                    --------
Net investment income from investment operations............          0.0017
Less dividends from net investment income...................         (0.0017)
                                                                    --------
Net asset value end of period...............................        $ 1.0000
                                                                    ========
Total Return................................................            0.17%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................        $    0.1
Ratio of expenses to average net assets.....................            1.04%(b)(c)
Ratio of net investment income to average net assets........            0.36%(b)(c)


---------------------


                  (a)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (b)   Annualized.
                  (c)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:



                                                                               NET
                                               FISCAL        EXPENSE        INVESTMENT
                                                YEAR          RATIO           INCOME
                                              --------       --------       ----------
     California II..........................    2000            .96%(b)        2.31%(b)
     Michigan...............................    2002           1.00             .64
                                                1999            .49(b)         2.53(b)
     Ohio...................................    2002           1.01             .81
                                                1999            .83            2.32
     Virginia...............................    2002            .99             .60
                                                2000            .97(b)         3.23(b)
     Louisiana Municipal Money-Market
     Fund...................................    2002           0.00(b)         1.15(b)
     Minnesota Municipal Money-Market
     Fund...................................    2002           0.00(b)         1.40(b)



                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.
                  (h)   From April 17, 2002 (Commencement of Operations) to May 31,
                        2002.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
SAI_COMBO/08/2002


SEC File Numbers

The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533


      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R
      INTERSTATE TAX-EXEMPT FUND - CLASS R
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

      LOUISIANA MUNICIPAL MONEY-MARKET FUND


      MINNESOTA MUNICIPAL MONEY-MARKET FUND



      PROSPECTUS
      AUGUST 6, 2002

                            RESERVE TAX-EXEMPT TRUST
                        RESERVE NEW YORK TAX-EXEMPT TRUST

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 - 800-637-1700

                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 - WWW.RESERVEFUNDS.COM

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") describes the Interstate Tax-Exempt, California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust (each a Fund and together the "Funds"). With the exception of the Interstate Tax-Exempt Fund, each Fund is a "state specific municipal money fund". The Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust (the "Trusts") were organized as Massachusetts business trusts on January 25, 1983, and July 12, 1983, respectively, and are open-end management investment companies commonly known as money-market mutual funds. At the date of this SAI, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) authorized and outstanding. Each Fund, with the exception of the Interstate Tax-Exempt Fund, offers only one class of shares, presently. Effective April 9, 2001, the Interstate Tax-Exempt Fund offers eight classes: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R. Additional series
(fund) and classes may be added in the future by the Board of Trustees ("Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectuses dated August 6, 2002, and should be read in conjunction with it. Copies of the Prospectuses may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Funds. This SAI is dated August 6, 2002.


                  TABLE OF CONTENTS                                                             PAGE
                  Description of Funds                                                              2
                  Investment Strategies and Risks                                                   2
                  Management of the Trust                                                          11
                  Investment Management, Distribution and Custodian Agreements                     19
                  Information About the Trust                                                      22
                  How to Buy and Sell Shares                                                       23
                  Dividends, Distributions and Taxes                                               29
                  Yield Information                                                                31
                  General Information                                                              32
                  Ratings                                                                          33
                  Financial Statements                                                             33

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS

         The investment objective of all of the state specific Funds is to seek as high a level of short-term interest income exempt from regular federal income taxes and state and local personal income and/or property taxes, if any, for residents of the state for which the Fund is named as is consistent with preservation of capital and liquidity. Each state specific Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state for which it is named and the state's counties, municipalities, authorities or other political subdivisions. The Interstate Tax-Exempt Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. The Interstate Tax-Exempt Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations. However, achievement of these objectives cannot be assured. The investment objectives of the Funds may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.

         Investment in the Funds is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life.)

         Investment management companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issue to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to
Section 5(b)(2). The Funds are non-diversified mutual funds. In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities. A "single state" tax-exempt fund is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).


         Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the
Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is the distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

         The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

         Except for the Interstate Tax-Exempt Fund, each Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in municipal obligations which are exempt from federal income taxes and the personal income taxes of the named state and, with respect to the New York Tax-Exempt fund, local personal income taxes, and with respect to the Florida Tax-Exempt fund the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax. None of the Funds intend to borrow for investment purposes. The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote (as defined below).


FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). A Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act);

(4) act as an underwriter with respect to the securities of others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. Governments or instruments secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets, except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)      make investments on a margin basis.

         Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

         Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trusts may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in the Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.


FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.


         RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

TYPES OF SECURITIES. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

         Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

         Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

         Each Fund may purchase participation interests in municipal obligations from financial institutions. A participation interest gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater risks than other money market securities because of their structure.

         Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal alternative minimum tax ("AMT"). Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT. However, as of the date of the Prospectus, each Fund has not and does not purchase such securities, but reserves the right to do so in the future.


MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

         The Funds will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Boards of Trustees.

         Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.


         Specific types of municipal obligations and the risks of each are described more fully below.

         There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

         The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

         A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

         Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

         Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

         Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.


         In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

         Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

         The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.


         Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause that Fund's share price to decrease.


         Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

         Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

         Further, there are additional risks particular to each state for which a respective state-specific municipal money fund is named. State-specific municipal money funds invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or it's counties, municipalities, authorities or other subdivisions. These Funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN CALIFORNIA. Investors should consider carefully the special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State. In the fourth quarter of 2000 the State became mired in an electricity crisis. The crisis is a result of the State's 1996 semi-deregulation of the utility companies. The nature of the crisis was a supply and demand imbalance whereby the utility companies we not able to pass rising costs on to the consumer. The consequence was the utility company's inability to provide the State with a reliable source of energy, which led to power shortages and rolling blackouts. In early 2001, the State stepped in and tried to remedy the situation by becoming more involved in the electricity business with the aim of stabilizing the market, promoting conservation and encouraging the pursuit of new sources. The state's economy was also threatened in 2001 by the stock market decline, which typically generates roughly 25% of General fund revenues through stock options and capital gains, particularly from the state's high-technology industries. Currently, California's general obligation bonds are rated A+ by S&P and A1 by Moody's.

RISK FACTORS OF CONCENTRATING IN CONNECTICUT. The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State of Connecticut and its political subdivisions. Connecticut will continue to face problems resulting from slowing revenue growth compounded by the constitutional spending cap approved by voters in 1992. Connecticut leads the nation in state tax supported debt per capita. Bonded debt has more than doubled over the past decade. The state has exceeded their debt limit the last three years and is expected to fall short of their budget projections this year. The state's Comptroller estimates the General Fund deficit for Fiscal year 2002 is currently $643 million. The state's income tax projection is $510 million under budget. Even as the economy begins to improve the state will have a difficult time maintaining the 5.7% revenue growth it has had the last three years. The adjustment to the slower growth will require a combination of spending restraint and revenue enhancements. The State's population growth is the fourth lowest in the nation and the State lost one if its six congressional seats in the last election. Currently, the State's general obligation bonds are rated Aa2 and AA by Moody's and S&P, respectively.

RISK FACTORS OF CONCENTRATING IN FLORIDA. Investors should consider carefully the special risks inherent in the Fund's investment in Florida municipal obligations. The revenue of Florida is closely tied to its tourism business. A decline in tourism could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles. The Florida Constitution and statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida municipal obligations pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as the same becomes due. All State revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required. Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which may be payable solely from funds derived directly from sources other than State tax revenues. Demographics play an important role in the Florida economy. In 1997, 18.5% of the population was 65 and older, compared to 12.7% nationally. Forecasters for the State project that by 2010 the 85 and older group will be the most dominant age group. This increases the State's risk to rising Medicaid and other health care services. This coincides with the 25-44 year-old age bracket declining by about 2.4% over the same period. In 2001 the State was able to grow revenues by 7%. At present, the State's general obligation bonds are rated Aa2 and AA+ by Moody's and S&P, respectively.

RISK FACTORS OF CONCENTRATING IN MASSACHUSETTS. The credit quality of the Massachusetts Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Massachusetts and its political subdivisions. Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings. A return of persistent serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts's municipal obligations. The State's unemployment rate is the lowest it's been years. This could become a constraint on economic growth in the coming years especially since employment growth has exceeded the labor supply in recent years. Overall the cost of doing business, as measured by costs of labor, energy and state and local taxes, in the Commonwealth is the highest in the northeast and the second highest in the country. The State also carries a heavy debt load, currently the third highest in the nation on per capita basis and as a percentage of personal income. In 2000, the Massachusetts's voters approved programs that will reduce personal income taxes over the coming years. The tax rate will be reduced from 5.85% in 2000 to 5% after 2002. This rate reduction has an impact of $135 million in 2001 rising to $1.2 billion by 2004. At present, Massachusetts' general obligation bonds are rated by S&P and Moody's AA- and Aa2, respectively.

RISK FACTORS OF CONCENTRATING IN MICHIGAN. The credit quality of the Michigan Tax-Exempt Fund will depend on the continued financial strength of the State of Michigan and its political subdivisions. Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry. Additionally, jobs in the lower paying service sectors are being added at a faster rate than the more lucrative manufacturing jobs. Manufacturing jobs accounted for 36% of total employment in 1969 and has been reduced to 21% in 1998. Furthermore, with unemployment at historically low levels businesses might be forced to look outside the State for a larger labor supply. This is compounded by the State's population growth (5.6% between 1990-1998) lagging that of the nation (8% during the same period). The State was able to overcome the chronic overspending it suffered during the 1980's and achieved a balanced General Fund budget at year-end 1999. Currently employment is expected to decline in 2002 by 0.7% but then increase in 2003 by 1.7% with the net result being positive. The State's revenue projection was reduced for 2002 but compensated for in spending reductions by roughly $680 million. The State is currently working on finding a solution to a funding gap of $968.3 million for the 2003 fiscal year. A present, Michigan's general obligation bonds are rated AAA by both S&P and Moody's.

RISK FACTORS OF CONCENTRATING IN NEW JERSEY. Investors in the New Jersey Tax-Exempt Fund should consider the special risks inherent in investing in New Jersey municipal obligations which result from the complex nature of the State's economy. The State has become increasingly dependent on high-income taxpayers, which makes the State very sensitive to economic downturns. The State has also begun a tax rebate program that could cost the State roughly $1 billion annually between 2000 and 2005. Furthermore, the State's growth in outstanding debt has outpaced population and personal income. The State currently ranks fourth in the nation for net tax-supported debt. The State currently faces a very difficult fiscal situation represented by a $3 billion budget shortfall for 2002 and a deficit of $5.3 for 2003. The 2003 deficit represents roughly 22% of the total budget. 2002 revenues are expected to be $2 billion less than 2001 but are expected to rise approximately $2.9 in 2003. Presently, the State's general obligation debt has been rated AA by S&P and Aa2 by Moody's.

RISK FACTORS OF CONCENTRATING IN NEW YORK. Investors in the New York Tax-Exempt Fund should consider the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. The City expects a $322 million surplus in Fiscal Year 2002 but projects a gap of $5 billion for Fiscal Year 2003. This represents the largest gap in the City's finances since the fiscal crisis of the 1970's. The State Comptroller is also concerned with deficit financing and other borrowing which has been utilized to balance the budget. The City intends to borrow $2 billion from the Transitional Finance Authority, which will increase debt service by $180 million annually for the next 20 years. The City also intends to capitalize operating expenses. Officials warn, however that capitalizing operating expenses contributed to the fiscal crisis of the 1970's. Future budget gaps range from $2.7 billion in 2004 to $3.6 billion in 2006. Also because the State tax code is tied to the federal income tax code the State is expected to lose $200-250 million per year for the next three years. New York City, which is also tied to the federal tax code, is expected to lose $100 million per year for the three years. Currently, the State's general obligation debt is rated AA by S&P and A2 by Moody's; New York City is rated AA by S&P and A2 by Moody's.


RISK FACTORS OF CONCENTRATING IN OHIO. The credit quality of the Ohio Tax-Exempt Fund will depend on the continued financial strength of the State of Ohio and its political subdivisions. Ohio is an industrialized state with a diverse economy. While manufacturing jobs in the state have been declining steadily, Ohio remains a leading exporter of manufactured goods. In an effort to minimize the State's exposure to cyclical downturns in the manufacturing sector, Ohio has diversified. The State has made productivity improvements and has expanded into the high-tech and business service industries. However, the State's population growth did lag that of the country's for most of the 1990's. The population grew by only 3.2% while the rest of the country grew by 8.4%. The State's credit quality continues to be affected by a 1997 Ohio Supreme Court decision that major changes were necessary for the State school system. The court ruled that the State's funding arrangements for public schools were unconstitutional. In May of 2000 the court found that the State had still not sufficiently met the standards set for them. In June of 2000 the Governor signed a bill authorizing $1.1 billion for school construction.
In addition the bill authorizes $115 million for maintenance. The State was able to produce a General Fund surplus in 2001 but the balance was 30% less than it was the prior year. This was due to the rate of increase of expenditures more than doubling the rate of increase in revenues. The State has designated $13.1 million for budget stabilization purposes. At present Ohio's general obligation bonds are rated Aa1 and AA+ by Moody's and S&P, respectively.

RISK FACTORS OF CONCENTRATING IN PENNSYLVANIA. Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, consequently, the Pennsylvania Tax-Exempt Fund. From time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations generally being downgraded below investment grade by the major rating services. The State's economy, as measured by employment growth, has long been performing below the national average. During the 1980's non-farm growth was half that of the country. Between 1990 and 1998 State employment grew by only 4.4% compared to 12.1% for the U.S. In 1999 State growth was 0.9% and the country was 2.3%. This is in part due to a population that has been declining every year since 1995. For the last five fiscal years ending with 2000-01, General Fund revenue grew by
18.7 percent, an annual growth rate of 4.4 percent. The growth rate for personal income tax receipts are expected to be down for fiscal 2001-02 to
1.6 percent but are expected to rise 3.6 percent above estimates in 2002-03. Currently, Pennsylvania's general obligation bonds are rated AA and Aa2 by S&P and Moody's, respectively.

RISK FACTORS OF CONCENTRATING IN VIRGINIA. Specifically, the credit quality of the Virginia Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Virginia and its political subdivisions. Historically, the Commonwealth has maintained low debt levels allowing the State to carry a AAA rating since 1938. The Commonwealth's economy has benefited from its proximity to Washington D.C. and the resulting high number of federal government jobs. The Commonwealth has experienced an explosion in population in recent years increasing the need for infrastructure spending. This spending will add to Virginia's moderate debt load. General fund tax revenues for fiscal year 2001 grew by 3.1 percent, falling short of the official target by $76 million. General Fund revenues were revised downward over the next three years. If the Commonwealth continues to show conservative management and the same economic diversification they have shown over the last decade they should maintain their stability. Currently, Virginia's general obligation bonds are rated AAA by both Moody's and S&P.

         Another risk factor associated with investment in the Funds is "non-diversification". As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Further, each Fund's investment in securities issued by that particular state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etceteras. However, each Fund intends to qualify as a "regulated investment company" for purposes of the "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.


         However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities
generally are rated within the second-highest category   Should a security's
high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

BORROWING. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

TEMPORARY OR DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.


         In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategies for temporary or defensive purposes. If RMCI does so, different factors could affect a Fund's performance, and a Fund may distribute income subject to federal or local or state personal income tax. Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such repurchase agreements. Unless a Fund has adopted a temporary or defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by a Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

         Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

         When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                            MANAGEMENT OF THE TRUSTS

         The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.


         The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*


------------------------------- ---------------------- --------------------- -----------------------------------------
                                                       TERM OF OFFICE**
                                CURRENT POSITIONS      AND LENGTH OF         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              HELD WITH THE FUNDS    SERVICE               THE LAST FIVE YEARS
------------------------------- ---------------------- --------------------- -----------------------------------------
BRUCE R. BENT                   Chairman, Chief        Since 2000            President of Reserve Management
Age: 65                         Executive Officer                            Company, Inc. ("RMCI"), Director and
The Reserve Funds               and Trustee of The                           Chairman/Chief Executive Officer of
1250 Broadway                   Reserve Fund ("RF"),                         Reserve Management Corporation ("RMC");
New York, NY 10001-3701         Reserve Tax-Exempt                           Chairman and Director of Resrv
                                Trust ("RTET"),                              Partners, Inc. ("RESRV") (2000 -
                                Reserve New York                             present) and Chairman and Director of
                                Tax-Exempt Trust                             the Reserve Offshore Money Fund, Ltd.
                                ("RNYTET"), Reserve                          (1990 - present)
                                Municipal                                    Co-founder of The Reserve Funds (1970);
                                Money-Market Trust                           various executive officer positions
                                ("RMMMT") and                                (1970 - 2000).
                                Reserve Private
                                Equity Series
                                ("RPES").
------------------------------- ---------------------- --------------------- -----------------------------------------

DIS-INTERESTED TRUSTEES

--------------------------------- -------------------- --------------------- -----------------------------------------
NAME, ADDRESS, AGE                CURRENT POSITIONS    TERM OF OFFICE**      PRINCIPAL OCCUPATIONS DURING
                                  HELD WITH THE FUNDS  AND LENGTH OF         THE LAST FIVE YEARS
                                                       SERVICE
--------------------------------- -------------------- --------------------- -----------------------------------------
EDWIN EHLERT, JR.                 Trustee of RF,       Since 1970            Retired. President, Premier Resources,
Age: 70                           RTET, RNYTET,                              Inc. (meeting management firm) (1987 -
125 Elm Street                    RMMMT and RPES.                            2001).
Westfield, NJ 07091
--------------------------------- -------------------- --------------------- -----------------------------------------
PATRICK J. FOYE                   Trustee of RF,       Since 2000            Deputy Chairman of Long Island Power
Age: 45                           RTET, RNYTET,                              Authority (1995 - present). Executive
c/o AIMCO                         RMMMT and RPES.                            Vice President of Apartment Investment
2000 S. Colorado Blvd.                                                       and Management Company (`AIMCO') (a
Tower Two                                                                    real estate investment trust and the
Suite 2-1000                                                                 nation's largest owner and manager of
Denver, CO 80222                                                             multi-family apartment properties)
                                                                            (1998 to present); Partner, Skadden,
                                                                            Arps Slate (Law firm ) (1989 - 1998).
--------------------------------- -------------------- --------------------- -----------------------------------------
DONALD J. HARRINGTON, C.M.        Trustee of RF,       Since 1987            President of St. John's University, NY
Age:  56                          RTET, RNYTET,                              (1989 - present).
c/o St. John's University         RMMMT and RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------- -------------------- --------------------- -----------------------------------------
WILLIAM J. MONTGORIS              Trustee of RF,       Since 1999            Retired. Former Chief Operating Officer
Age: 55                           RTET, RNYTET,                              of The Bear Stearns Companies, Inc.
286 Gregory Road                  RMMMT and RPES.                            (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------- -------------------- --------------------- -----------------------------------------
WILLIAM E. VIKLUND                Trustee of RF,       Currently, since      Retired. Former President and COO of
Age: 62                           RTET, RNYTET,        1999.  (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane               RMMMT and RPES.      1987 - 1990)
Plandome Manor, NY 11030-1110
--------------------------------- -------------------- --------------------- -----------------------------------------

* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

--------------------------------- -------------------- --------------------- -----------------------------------------
NAME, ADDRESS, AGE                CURRENT POSITIONS    TERM OF OFFICE**      PRINCIPAL OCCUPATIONS DURING
                                  HELD WITH THE FUNDS  AND LENGTH OF         THE LAST FIVE YEARS
                                                       SERVICE
--------------------------------- -------------------- --------------------- -----------------------------------------
BRUCE R. BENT II                  President and        Since 2000 and        Senior Vice President, Secretary and
Age: 36                           Assistant            2002, respectively    Assistant Treasurer of RMCI; Senior
The Reserve Funds                 Treasurer of RF,                           Vice President, Secretary and Assistant
1250 Broadway                     RTET, RNYTET,                              Treasurer of RMC; and, Secretary and
New York, NY 10001-3701           RMMMT and RPES                             Director of RESRV (2000 to present).
                                  Trustee of RMMMT.                          Trustee of RF, RTET, RNYTET, and RPES
                                                                             (1999 - 2001). Vice President RMC, RMCI
                                                                             and RESRV (1992 - 2000).
--------------------------------- -------------------- --------------------- -----------------------------------------
ARTHUR T. BENT III                Chief Operating      Since 2000 and        Chief Operating Officer/Treasurer,
Age: 34                           Officer/Treasurer,   2002, respectively    Senior Vice President and Assistant
The Reserve Funds                 Senior Vice                                Secretary of RMCI; President, Treasurer
1250 Broadway                     President and                              and Assistant Secretary of RMC; and,
New York, NY 10001-3701           Assistant                                  Treasurer and Director of RESRV (2000 -
                                  Secretary of RF,                           present). Vice President RMC, RMCI and
                                  RTET, RNYTET,                              RESRV (1997 - 2000).
                                  RMMMT and RPES.

                                  Trustee of RMMMT.
--------------------------------- -------------------- --------------------- -----------------------------------------
IRENE S. GREENBERG                General Counsel of   Since 2002            General Counsel of RMC, RMCI and RESRV.
Age: 47                           RF, RTET, RNYTET,                          Former Vice President and Assistant
The Reserve Funds                 RMMMT and RPES.                            General Counsel, U.S. Trust Company of
1250 Broadway                                                                New York (1999 - 2002); Former Vice
New York, NY 10001-3701                                                      President and Manager, Bankers Trust
                                                                             Company (1997 - 1999).
--------------------------------- -------------------- --------------------- -----------------------------------------
AGNES N. MULLADY                  Controller of RF,    Since 2000            Controller of RMC, RMCI and RESRV. Vice
Age: 43                           RTET, RNYTET,                              President and Treasurer, Northstar
The Reserve Funds                 RMMMT and RPES                             Funds; Senior Vice President and Chief
1250 Broadway                                                                Financial Officer, Northstar Investment
New York, NY 10001-3701                                                      Management Corp; President and
                                                                             Treasurer, Northstar Administrators
                                                                             Corp.; and, Vice President and
                                                                             Treasurer, Northstar Distributors, inc.
                                                                             (1993 - 1999).
--------------------------------- -------------------- --------------------- -----------------------------------------

** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

         Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

         The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2002

              NAME OF TRUSTEE, POSITION                    AGGREGATE                          TOTAL COMPENSATION
                                                         COMPENSATION                    FROM TRUST AND TRUST COMPLEX
                                                          FROM TRUSTS               (2 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  Bruce R. Bent, Chairman/CEO and Trustee                        $0                             $       0
  Edwin Ehlert, Jr., Trustee                                  4,723                                65,678
  Patrick J. Foye, Trustee                                    4,704                                65,411
  Rev. Donald J. Harrington, Trustee                          4,704                                65,411
  William J. Montgoris, Trustee                               4,704                                65,411
  William E. Viklund, Trustee                                 4,704                                65,411

         None of the executive officers of the Funds had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2002 for services rendered to the Fund.

         The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2001

                                                         DOLLAR RANGE                AGGREGATE DOLLAR RANGE OF EQUITY
                                                           OF EQUITY              SECURITIES IN ALL REGISTERED INVESTMENT
                                                          SECURITIES               COMPANIES OVERSEEN BY TRUSTEE IN THE
              NAME OF TRUSTEE, POSITION                 IN THE TRUSTS*                FAMILY OF INVESTMENT COMPANIES
  Bruce R. Bent, Chairman/CEO and Trustee                    None                              Over $100,000
  Edwin Ehlert, Jr., Trustee                                 None                              Over $100,000
  Patrick J. Foye, Trustee                                   None                              Over $100,000
  Rev. Donald J. Harrington, Trustee                         None                              $10,001 - $50,000
  William J. Montgoris, Trustee                              None                              None
  William E. Viklund, Trustee                                None                              $1-$10,000

*The Trustees, as a group, own less than 1% of any Class of the Trusts.


         The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.


         The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees: Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee met three times to consider three nominees. The Valuation Committee, during the last fiscal year, met thirty-two (32) times to review matters relating solely to the Reserve Private Equity Series; more particularly the Reserve Small-Cap Growth Fund and the Reserve Strategic Growth Fund.


CODE OF ETHICS. The Trusts, its Adviser and RESRV have adopted Code of Ethics ("Code"), respectively, conforming to the requirements of Rule 17j-1 under the 1940 Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trusts' has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.


         As of July 31, 2002, the following persons were known by the Trusts to own of record or beneficially 5% or more of the outstanding shares of a Fund:


         INTERSTATE TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED



                                       14


         Reserve Mgmt. Corp.                                           $1,075,684                     7.3% (25)
         Attn: Account #25011308
         1250 Broadway
         New York, NY 10001

         Reserve Mgmt. Corp.                                           $7,940,308                    53.9% (25)
         Attn: Account #30010942
         1250 Broadway
         New York, NY 10001

         Reserve Mgmt. Corp.                                           $3,353,656                    22.8% (25)
         Attn: Account #65382764
         1250 Broadway
         New York, NY 10001


         CALIFORNIA II TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         AEIS Omnibus - California II                                 $29,231,814                    26.5%
         733 Marquette Ave. I9-692
         Minneapolis, MN 55440


         CONNECTICUT TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         Fiduciary Trust Co. International                            $11,036,630                    26.0%
         Customer Accounts
         P. O. Box 3199, Church Street Station
         New York, NY

         JP Morgan Chase                                              $ 2,202,483                     5.2%
         For the benefit of various accounts
         811 Rusk 18th Floor HCB 340
         Houston, TX 77002


                                       15


         AEIS Omnibus Account- Connecticut                             $7,712,712                    18.2%
         733 Marquette Ave. I9/629
         Minneapolis, MN 55440


         FLORIDA TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         AEIS Omnibus Acct - Florida                                  $12,140,252                    33.0%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         MASSACHUSETTS TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         Kemper Distributors, Inc.                                     $8,330,866                    35.0%
         For the benefit of various accounts
         222 So. Riverside Plaza
         Chicago, IL  60606-5808

         AEIS Omnibus Acct - Massachusetts                             $8,039,355                    33.8%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         MICHIGAN TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         Ferris Baker Watts, Inc.                                      $1,416,419                    13.3%
         Michigan Omnibus Account
         8403 Colesville Road, #900
         Silver Spring, MD  20910

         AEIS Omnibus Acct - Michigan                                  $1,798,065                    17.0%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440

                                       16


         Reserve Mgmt. Corp.                                           $1,299,194                    12.2%
         Attn: Account #65115719
         1250 Broadway
         New York, NY 10001


         NEW JERSEY TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         AEIS Omnibus Acct - New Jersey                               $14,973,125                    26.4%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         NEW YORK TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         AEIS Omnibus Acct - New York                                 $26,007,533                    10.3%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         OHIO TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         Kemper Distributors, Inc.                                     $1,645,232                    17.6%
         For the benefit of various accounts
         222 So. Riverside Plaza
         Chicago, IL  60606-5808

                                       17


         Ferris Baker Watts, Inc.                                      $1,820,993                    19.5%
         Ohio Omnibus Account
         8403 Colesville Road, #900
         Silver Spring, MD  20910

         AEIS Omnibus Acct - Ohio                                      $2,067,173                    22.1%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         PENNSYLVANIA TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         AEIS Omnibus Acct - Pennsylvania                              $3,978,386                      8.4%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440


         VIRGINIA TAX-EXEMPT FUND

                                                                  SHARES BENEFICIALLY    PERCENT OUTSTANDING SHARES
                 NAME AND ADDRESS OF BENEFICIAL OWNER                  OWNED(1)                   OWNED
         Kemper Distributors, Inc.                                     $4,690,407                    35.7%
         For the benefit of various accounts
         222 So. Riverside Plaza
         Chicago, IL  60606-5808

                                       18


         Ferris Baker Watts, Inc.                                      $5,608,814                    42.7%
         Virginia Omnibus Account
         8403 Colesville Road, #900
         Silver Spring, MD  20910

         AEIS Omnibus Acct - Virginia                                  $1,227,920                     9.3%
         733 Marquette Ave. I9/692
         Minneapolis, MN 55440

(1)      Fractional shares have been omitted.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. As a result of shareholder votes in 1999, each of the Funds has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The California II, Michigan, Ohio and Virginia Tax-Exempt Funds, since inception, have been subject to a comprehensive management fee. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.


         In approving the continuation of each Fund's Investment Management Agreement, the Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by RMCI or its affiliates in connection with providing services to each Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by RMCI with respect to each Fund. The Trustees also considered each Fund's performance relative to a selected peer group, the total expenses of each Fund in comparison to other funds of comparable size and other factors. After requesting and reviewing such information as they deemed necessary, the Trustees concluded that the continuation of the Investment Management Agreements was in the best interests of each Fund and its shareholders. No single factor reviewed by the Trustees was identified by the Trustees as the principal factor in determining to renew the agreements with RMCI. The Independent Trustees were advised by separate independent legal counsel throughout the process.


         Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses payments to the Trusts' Distribution Plan, and fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. The Funds, with the exception of the Interstate Tax Exempt Fund, pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee per year of the average daily net assets of the Interstate Tax-Exempt Fund according to the following schedule:

                                                                                     TREASURER'S
                           CLASS 8     CLASS 15     CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 75    CLASS R
                           -------     --------     --------   --------   --------      -----      --------    -------
COMPREHENSIVE
MANAGEMENT FEE            0.08%      0.15%         0.25%       0.35%      0.45%      0.60%         0.55%      0.80%

         In addition, Class 75 and Class R pay a 12b-1 fee, described below in the section entitled, "Plan of Distribution". For the fiscal year ended May 31, 2000, RMCI received management fees under the Investment Management Agreements previously in effect, as well as the comprehensive management fee agreements. For the period from June 1, 1999 to June 26, 1999, RMCI received management fees under the Investment Management Agreements previously in effect.


         For the fiscal year ended May 31, 2000, RMCI received management fees under the Investment Management Agreements previously in effect. For the fiscal years ended May 31, 2000, 2001 and 2002 RMCI received aggregate management fees of $2,228,804, $2,492,565 and $2,606,561, respectively, from the Interstate Tax-Exempt Fund. For the fiscal years ended May 31, 2000, 2001 and 2002, RMCI received aggregate management fees of $420,264, $363,372 and $323,229, respectively, from the Connecticut Tax-Exempt Fund; $103,426, $146,204 and $151,637, respectively, from the Massachusetts Tax-Exempt Fund; $1,538,209, $1,960,782 and 2,112,974, respectively, from the New York Tax-Exempt Fund; $355,140, $433,690 and $511,703, respectively, from the New Jersey Tax-Exempt Fund; $200,175, $245,616 and $262,417, respectively, from the Florida Tax-Exempt Fund. For fiscal years ended May 31, 2000, 2001 and 2002, RMCI received aggregate management fees of $141,513, $195,110 and $372,260 respectively, from the Pennsylvania Tax-Exempt Fund. For fiscal years ended May 31, 2000, 2001 and 2002, RMCI received aggregate management fees of $16,505, $67,855 and $61,085, respectively, from the Ohio Tax-Exempt Fund. For the fiscal years ended May 31, 2000, 2001 and, RMCI received aggregate management fees of $11,118, $23,815 and $59,079, respectively, from the Michigan Tax-Exempt Fund. For the period March 3, 2000 to May 31, 2000 and fiscal years ended May 31, 2001 and 2002, RMCI received aggregate management fees of $1,371, $31,203 and 79,386, respectively, from the Virginia Tax-Exempt Fund. For the period July 2, 1999 to May 31, 2000 and fiscal years ended May 31, 2001 and 2002, RMCI received aggregate management fees of $452,687, $946,993 and $972,501, respectively, from the California II Tax-Exempt. For fiscal year ended May 31, 2000, the California II and Virginia Tax-Exempt Funds had fees waived of $24,022 and $73, respectively. For the fiscal year ended May 31, 2002, the Michigan, Ohio and Virginia Tax-Exempt Funds had fees waived of $66, $44 and $815, respectively.

         From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.


SERVICE AGREEMENT. A Service Agreement was in effect for the Funds, with the exception of California II, Michigan, Ohio and Virginia Tax-Exempt Funds, until June 25, 1999. Pursuant to the Service Agreement, the Adviser furnished at cost, all personnel required for the maintenance and operation of the Funds, including administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as a suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which the Funds had reimbursed the Adviser include salaries and other expenses, rent, depreciation of equipment and facilities. Affiliates of the Adviser may have provided some of these services. The Trusts also reimbursed the Adviser for: brokerage fees and commissions, interest charges, taxes, the cost of registering for sale, issuing and redeeming the Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders, overhead costs and expenses accounting and legal fees and expenses and disinterested Trustees fees with regard to the Funds. The Adviser agreed to repay the Funds promptly any amount which a majority of disinterested Trustees reasonably determined, in its discretion is in excess of or not properly attributable to the cost of operations or expenses of the Fund. The Service Agreement was non-assignable and continued until terminated by either party on 120 days' notice.

         A substantially similar Service Agreement was in effect with regard to each of the other Funds until June 25, 1999. Pursuant to the Service Agreements during the fiscal year ended May 31, 2000, the Trusts reimbursed RMCI $130,389 for combined expenses. The Service Agreement was not in effect for fiscal years ended May 31, 2001 and 2002.


DISTRIBUTION AGREEMENT. The Fund's distributor is RESRV (the "Distributor"). The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Funds within the meaning of the 1940 Act, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. Reserve's principal business is the distribution of mutual fund shares. The Distributor has not retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal years ended May 31, 2001 and 2002, no distribution assistance payments were made to RESRV.


         The Distribution Agreement may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.


PLAN OF DISTRIBUTION. The state-specific municipal funds and Class 75 and Class R of the Interstate Tax-Exempt Fund maintain a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to a Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Funds and its shareholders.

         Under the Plan, the Funds' Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

         During the fiscal year ended May 31, 2002, $1,815,189 was paid under the Plan by the Trusts. Any such payments are intended to benefit the Funds by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 2002, substantially all payments made by the Funds were to brokers or other financial institutions and intermediaries for share balances in the Funds.


         The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.


TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trusts act as their own transfer agent and dividend-paying agent.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540; and State Street Bank & Trust Co., 225 Franklin street, Boston, MA 02110 are Custodians for the Funds for limited purposes in connection with certain repurchase agreements. The Custodians have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 serves as the Funds' independent accountants.


         The Funds' financial statements for the fiscal year ended May 31, 2002, that is incorporated by reference in this SAI have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                          INFORMATION ABOUT THE TRUSTS

         The Reserve Tax-Exempt Trust's and Reserve New York Tax-Exempt Trust's Declaration of Trusts permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.


         Further, the Trusts are allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.


         Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         As stated previously, to date, the Board has authorized the creation of ten (10) series (funds) of the Reserve Tax-Exempt Trust (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series (fund) of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund). Each Fund, with the exception of the Interstate Tax-Exempt Fund, offers only one class of shares, presently. The Interstate Tax-Exempt Fund offers eight classes: Class 8, 15, 25, 35, 45,

Treasurer's Trust, 75 and R. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

         Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trusts provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trusts also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

         The Declaration of Trusts further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the Class affected.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Funds reserve the right to reject any purchase order.

         The minimum initial and subsequent investment in the Interstate Tax-Exempt Fund is:

MINIMUM INITIAL INVESTMENT

                 REGULAR ACCOUNTS               $50 million for Class 8;
                                                $20 million for Class 15;
                                                $10 million for Class 25;
                                                $7 million for Class 35;
                                                $5 million for Class 45;
                                                None for Treasurer's Trust;
                                                $1 million for Class 75; and,
                                                None for Class R.

                 ALL IRA ACCOUNTS               $250
                 (Class Treasurer's Trust and R
                 only)

SUBSEQUENT INVESTMENT REQUIREMENTS

                 REGULAR ACCOUNTS               $50 million for Class 8;
                                                $20 million for Class 15;
                                                $10 million for Class 25;
                                                $7 million for Class 35;
                                                $5 million for Class 45;
                                                None for Treasurer's Trust;
                                                $1 million for Class 75; and,
                                                None for Class R.

                 ALL IRA ACCOUNTS               $250
                 (Class Treasurer's Trust and R
                 only)

         The minimum initial investment in the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Virginia Tax-Exempt Funds Fund is $1,000, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the Fund, or if you are an IRA customer. There is no minimum subsequent investment.

HOW TO PURCHASE

                    BY CHECK. (drawn on a U.S. bank). (State specific municipal money fund, Class R and 75 only). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    BY WIRE. (State specific municipal money funds; All classes of the Interstate Tax-Exempt Fund, except Treasurer's Trust). Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the Firm from which you received the Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with the Reserve Funds) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


         All initial investments must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Funds. In addition, the Funds do not accept cash investments or travelers, foreign and third party checks, money orders or credit card convenience checks. Purchase and redemption orders are not accepted on days the Federal Reserve is closed. The Funds reserve the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Funds. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.


         Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:30 A.M. Eastern Time for the Interstate Tax-Exempt Fund and 11:00 AM Eastern for all of the other Funds of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal Funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:30 A.M. Eastern Time for the Interstate Tax-Exempt Fund and 11:00 AM Eastern for all of the other Funds, will be considered received the next business day. Investors will be charged a fee for any check that does not clear and will be responsible for any losses suffered by the Funds as a result. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars.

         IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


         Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.


         The extent of any deviation between a Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trusts are required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is calculated as of the cut-off time for the Fund accepting purchase and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.


         The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.


         In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES.  Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). If you have an account, you may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call The Reserve Funds at 800-637-1700 for an application.


REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds' practice of holding instruments typically with a minimum value of $1,000,000 and their intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

         To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

         (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

         (2) redemptions on accounts whose address has been changed within the past 30 days; or

         (3) redemption requests to be sent to someone other than the account owner or the address of record.


         You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.

         Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

RESERVE CASH PERFORMANCE ACCOUNT. (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). The Reserve Cash Performance Account ("CPA") and the

Reserve Cash Performance Account Plus ("CPA "Plus"") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to the Fund's shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.


         A VISA Check Card (a debit card) is also available with these packages. The VISA Check Card functions exactly as does a conventional VISA credit card except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA Check Card to get cash at ATMs. Investors have a choice of receiving a 1% cash rebate on all VISA purchases which is credited to their account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA Check Card issuance is subject to credit approval. The Trusts, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Check Cards are intended to provide investors with easy access to their account balances.

         VISA cardholders may be liable for the unauthorized use of their card if the Fund or the bank is not notified of the theft or loss within two (2) business days. If the Fund or the bank is notified of the theft or loss within the specified time period, the cardholder is only liable for that amount set by governing Federal regulations, currently $50. Participants should refer to the VISA Account Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

         For the different attributes associated with CPA and CPA "Plus" packages, , as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if they deem a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.


         The use of checks and VISA Check Cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.


RESERVE eCHECKING(SM). (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service which provides the ability to check balances, pay bills and more with point-and-click-convenience You will be charged a fee currently of $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at 800-637-1700.


STOP PAYMENTS. (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 11:30 AM Eastern Time for the Interstate Tax-Exempt Fund and 11:00 AM Eastern Time for all of the other funds will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.


AUTOMATIC WITHDRAWAL PLANS. (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Automatic Withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.


AUTOMATIC TRANSFER PLANS (ACH). (State-Specific Municipal Money Funds and Treasurer's Trust, Class 75 and Class R of the Interstate Tax-Exempt Fund only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with that Fund. The proceeds will be transferred between your account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.


EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market and equity fund. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.


         The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.


         Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.


         The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a Fund's other shareholders and, at the Adviser's discretion, may be limited by a Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM 11:30 AM Eastern Time for the Interstate Tax-Exempt Fund and 11:00 AM Eastern Time for all of the other funds on a regular business day to take effect that day. Exchange requests received after 11:30 AM Eastern Time for the Interstate Tax-Exempt Fund and 11:00 AM Eastern Time for all of the other funds will be effected at the next calculated NAV.


SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THAT FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against Funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.


SHAREHOLDER SERVICE POLICIES. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Funds further reserve the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Funds' standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Funds reserve the right to increase its minimum initial investment amount at any time.


         If shares purchased are to be paid for by wire and the wire is not received by the Funds or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Funds, the Adviser or the Distributor. The Funds may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Funds, the Adviser or the Distributor.


PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Trusts will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Plan. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its taxable earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax and distributions to the Fund's Shareholders would be subject to federal, state and local taxation


         Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and the Funds is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar-year distribution requirement are subject to a nondeductible 4% federal excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and (3) any ordinary taxable income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Any such taxable distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar-year distribution requirement.


         The Funds intend to qualify under the Code to pay "exempt-interest dividends" to their shareholders. A Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from regular federal income taxes. To the extent that dividends distributed by a Fund to its shareholders are derived from interest income exempt from regular federal income taxes and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which a Fund may invest generally is treated as a tax preference item for purposes of the AMT. Each Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."


         Upon the sale or other disposition of shares of a Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss, if the Shares are held as capital assets and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.
In such a case, the basis of the
shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.


         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Funds) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.

         Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in a Fund which may differ from the federal income tax consequences described above.


         The Funds are currently required by federal law to withhold 30% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.


         The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

                                YIELD INFORMATION

         The following table shows the Funds' yields and effective yields for the seven-day period ended May 31, 2002.

----------------------------------------------------- ---------------------------- -----------------------------------
                FUND (CLASS OF FUND)                             YIELD                      EFFECTIVE YIELD

----------------------------------------------------- ---------------------------- -----------------------------------
Interstate Tax-Exempt Fund                                       0.69%                             0.69%
(Class R)
----------------------------------------------------- ---------------------------- -----------------------------------
Interstate Tax-Exempt Fund                                       1.09%                             1.10%
(Treasurer's Trust)
----------------------------------------------------- ---------------------------- -----------------------------------
Interstate Tax-Exempt Fund                                       1.45%                             1.46%
----------------------------------------------------- ---------------------------- -----------------------------------
                                       31


California II Tax-Exempt Fund                                    0.73%                             0.73%
----------------------------------------------------- ---------------------------- -----------------------------------
Connecticut Tax-Exempt Fund                                      0.52%                             0.52%
----------------------------------------------------- ---------------------------- -----------------------------------
Florida Tax-Exempt Fund                                          0.68%                             0.69%
----------------------------------------------------- ---------------------------- -----------------------------------
Massachusetts Tax-Exempt Fund                                    0.57%                             0.57%
----------------------------------------------------- ---------------------------- -----------------------------------
Michigan Tax-Exempt Fund                                         0.44%                             0.44%
----------------------------------------------------- ---------------------------- -----------------------------------
New Jersey Tax-Exempt Fund                                       0.56%                             0.56%
----------------------------------------------------- ---------------------------- -----------------------------------
New York Tax-Exempt Fund                                         0.62%                             0.62%
----------------------------------------------------- ---------------------------- -----------------------------------
Ohio Tax-Exempt Fund                                             0.46%                             0.46%
----------------------------------------------------- ---------------------------- -----------------------------------
Pennsylvania Tax-Exempt Fund                                     0.60%                             0.60%
----------------------------------------------------- ---------------------------- -----------------------------------
Virginia Tax-Exempt Fund                                         0.45%                             0.45%
----------------------------------------------------- ---------------------------- -----------------------------------


         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.


         Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.


         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report,

Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet through On-line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

         The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).


MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.


         There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

                              FINANCIAL STATEMENTS

         Financial Statements (audited) for the Reserve Tax-Exempt Trust, including the Interstate Tax-Exempt Fund and the Reserve New York Tax-Exempt Trust for the fiscal year ended May 31, 2002, including notes thereto, are incorporated by reference into this SAI from the Trusts' Annual Report to Shareholders dated May 31, 2002 filed with the SEC.

                                     PART C
Item 23. Exhibits

     (a) Declaration of Trust and Amendments filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (b) Bylaws and Amendments filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (c) Declaration of Trust filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (d) Form of Investment Management Agreement filed as an exhibit to Registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (e) Form of Distribution Agreement filed as an exhibit to registrant's Post Effective Amendment No. 29, dated July 19, 2001, and incorporated by reference.

     (f) Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No. 9 dated September 30, 1986; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 of The Reserve Fund (File No. 811-2033) dated July 31, 1989 and is incorporated by reference.

     (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (g)(2) Amendment to Global Custodian Agreement filed as an exhibit to registrant's Post Effective Amendment No. 29, dated July 19, 2001, and incorporated by reference.

     (h) Not Applicable

     (i) Opinion of Counsel

     (j) Consent of Auditors

     (k) Not applicable

     (l) Not applicable

     (m)(1) Form of Registered Dealer Agreement filed as an exhibit to registrant's Post Effective Amendment No. 26, dated July 31, 1999, and incorporated by reference.

     (m)(2) Plan of Distribution filed as an exhibit to Post-Effective Amendment No. 28 dated April 9, 2001, and incorporated by reference.

     (n) Not applicable

     (o) Reserved

     (p) Code of Ethics filed as an exhibit to registrant's Post Effective Amendment No. 29, dated July 19, 2001, and incorporated by reference.

     ----------
Item 24. Persons Controlled by or Under Common Control with Registrant

         Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Name                     Position with Adviser                         Other Businesses
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bent            Chairman and CEO                              Chairman and CEO and Director of Reserve Management
                                                                       Corporation and Chairman and Director of
                                                                       Resrv Partners, Inc. both of the same address
                                                                       as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II         Vice President and Secretary                  Senior Vice President, Secretary and Director of
                                                                       Reserve Management Corporation and Secretary
                                                                       and Director of Resrv Partners, Inc. both of
                                                                       the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III      Senior Vice President CEO/Treasurer            President, Treasurer and Director of
                                                                       Reserve Management Corporation and Treasurer
                                                                       and Director of Resrv Partners, Inc. both of
                                                                       the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------------------
Irene Greenberg         General Counsel                                General Counsel for Reserve Management Corporation and
                                                                       General Counsel and Assistant Secretary of Resrv
                                                                       Partners, Inc. both of the same address of the trust.
-------------------------------------------------------------------------------------------------------------------------------
Agnes Mullady           Controller                                     Controller of Reserve Management Corporation and Resv
                                                                       Partners, Inc. both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant


-------------------------------------------------------------------------------
Bruce R. Bent                               Chairman and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Mary A. Belmonte                            President
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Bruce R. Bent II                            Secretary and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Arthur Bent III                             Treasurer and Director
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------
Irene Greenberg                             General Counsel & Assistant
1250 Broadway                               Secretary
New York, New York 10001-3701
-------------------------------------------------------------------------------
Agnes Mullady                               Controller
1250 Broadway
New York, New York 10001-3701
-------------------------------------------------------------------------------

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

         Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 30 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 6th day of August, 2002.


                         RESERVE NEW YORK TAX-EXEMPT TRUST

                                    By:  /s/ Bruce R. Bent
                                         --------------------------------
                                         Bruce R. Bent, Chairman/CEO

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                        Title                                               Date

/s/ Bruce R. Bent                                Chairman/CEO and Trustee (principal                 August 6, 2002
------------------------------------------       executive operating and financial officer)
Bruce R. Bent

*                                                Trustee                                             August 6, 2002
------------------------------------------
Edwin Ehlert Jr.

*                                                Trustee                                             August 6, 2002
------------------------------------------
Donald J. Harrington

*                                                Trustee                                             August 6, 2002
------------------------------------------
William E. Viklund

*                                                Trustee                                             August 6, 2002
------------------------------------------
William Montgoris

*                                                Trustee                                             August 6, 2002
------------------------------------------
Patrick J. Foye

/s/ Arthur T. Bent III                           COO/Treasurer and                                   August 6, 2002
------------------------------------------       Sr. Vice President
Arthur T. Bent III

/s/ Bruce R. Bent                                                                                    August 6, 2002
------------------------------------------
Bruce R. Bent
Signed pursuant to a power of attorney.